CONTINGENCIES AND COMMITMENTS - Contingencies (Details) $ in Millions				1 Months Ended			12 Months Ended
	Feb. 13, 2014 USD ($)	Jul. 25, 2013	Jul. 18, 2012 USD ($)	May 31, 2015 defendant	Mar. 31, 2015 defendant	May 31, 2010 defendant	Dec. 31, 2016 USD ($) country claim
IBM v. State Of Indiana
Loss Contingencies
Duration of trial			42 days
Amount of settlement to be (paid)/received | $	$ 50		$ 52
IBM United Kingdom Limited vs. IBM UK Pension Trusts
Loss Contingencies
Number of representative beneficiaries of the UK Trust membership | defendant						2
Loss contingency, estimate of possible loss | $							$ 290
Individual Participants Of Defined Benefit Plans vs. IBM United Kingdom
Loss Contingencies
Claims pending | claim							290
Litigation Case In United States District Court regarding divesting Microelectronics business
Loss Contingencies
Number of officers or executives named as defendants | defendant					3
Litigation Case In United States District Court regarding divesting Microelectronics business, alleging violations of the Employee Retirement Income Security Act
Loss Contingencies
Number of officers or executives named as defendants | defendant				3
Civil enforcement action with the SEC
Loss Contingencies
Period for which reports are to be submitted to SEC and court on certain matters, including those relating to compliance with the FCPA		2 years
Brazil Tax Matters
Loss Contingencies
Damages sought, value | $							$ 980
Minimum
Loss Contingencies
Clients' presence in number of countries | country							175